Earnings per share - Schedule of Weighted Average Shares and Adjusted Weighted Average Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Weighted average ordinary shares used in calculating basic and diluted earnings per share [abstract]
Weighted average number of common shares used in the calculation of basic earnings per share (in shares)	203,018,394	203,983,457
Dilutive impact of share options (in shares)	1,125,137	682,803
Dilutive impact of restricted share units and restricted share units with performance criteria (in shares)	390,885	397,436
Dilutive impact of performance share units (in shares)	877,827	477,846
Weighted average number of common shares used in the calculation of diluted earnings per share (in shares)	205,412,243	205,541,542